Related parties (Tables)	12 Months Ended
Dec. 31, 2018
Related parties
Schedule of transactions with related parties

	Year ended December 31
	2018

	Joint Ventures	Associates	Major stockholders	Total
Net operating revenue	352	309	207	868
Cost and operating expenses	(2,269)	(39)	—	(2,308)
Financial result	115	—	(115)	—

	Year ended December 31
	2017

	Joint Ventures	Associates	Major stockholders	Total
Net operating revenue	399	337	146	882
Cost and operating expenses	(1,943)	(29)	(29)	(2,001)
Financial result	118	(14)	(819)	(715)

	Year ended December 31
	2016

	Joint Ventures	Associates	Major stockholders	Total
Net operating revenue	166	345	141	652
Cost and operating expenses	(916)	(51)	(37)	(1,004)
Financial result	(29)	1	(882)	(910)

Schedule of outstanding balances with related parties

	December 31, 2018				December 31, 2017
	Joint		Major		Joint		Major
	Ventures	Associates	Stockholders	Total	Ventures	Associates	Stockholders	Total
Assets
Cash and cash equivalents	—	—	1,256	1,256	—	—	817	817
Accounts receivable	110	42	3	155	73	55	3	131
Dividends receivable	132	—	—	132	112	14	—	126
Loans	1,976	—	—	1,976	4,526	—	—	4,526
Derivatives financial instruments	—	—	297	297	—	—	284	284
Other assets	25	—	—	25	17	—	—	17

Liabilities
Supplier and contractors	221	21	24	266	192	35	201	428
Loans	—	1,325	2,650	3,975	—	1,245	4,508	5,753
Derivatives financial instruments	—	—	112	112	—	—	109	109
Other liabilities	769	—	—	769	612	—	16	628

Schedule of remuneration of key management personnel

	Year ended December 31
	2018	2017	2016
Short‐term benefits
Wages	8	10	8
Direct and indirect benefits	11	10	4
Profit sharing program (“PLR”)	10	8	—
	29	28	12
Long‐term benefits
Shares based	3	5	1

Severance	20	19	5
	52	52	18